Liabilities for quality assurance	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Liabilities for quality assurance
24. Liabilities for quality assurance
Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures based on the amount estimated from historical experience.
Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into “Liabilities for quality assurance” in the consolidated statement of financial position due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.
The net change in liabilities for quality assurance for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Liabilities for quality assurance at beginning of year	1,555,711	1,686,357	1,836,314
Additional provisions	400,419	489,967	689,804
Utilization	(229,623)	(340,872)	(550,006)
Reversals	(59,758)	(37,664)	(18,157)
Other	19,608	38,526	7,793

Liabilities for quality assurance at end of year	1,686,357	1,836,314	1,965,748

“Other” primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2023, 2024 and 2025.

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Liabilities for recalls and other safety measures at beginning of year	1,171,213	1,194,156	1,271,690
Additional provisions	231,874	288,278	317,414
Utilization	(178,124)	(188,902)	(349,387)
Reversals	(35,643)	(31,248)	(6,402)
Other	4,836	9,406	3,150

Liabilities for recalls and other safety measures at end of year	1,194,156	1,271,690	1,236,465